LAND USE RIGHT	12 Months Ended
Dec. 31, 2013
LAND USE RIGHT
LAND USE RIGHT

13. LAND USE RIGHT

        The land use right was acquired as a result of the merger with VanceInfo. The Group recorded the land use right at fair value of $24,393 at the acquisition date as a part of the purchase price allocation and amortizes the cost of land use right on a straight-line basis over the remaining useful life of 49 years.

        The Group recorded amortization expenses of nil, $71 and $509, respectively, for the years ended December 31, 2011, 2012 and 2013.